Parent Only Information - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Condensed Statements of Cash Flows [Line Items]
Cash flows used in operating activities	$ 461	$ (2,150)	$ (4,579)
Investment in subsidiaries and VIE
Collection of due from/(increase in due from) subsidiaries and VIE	(601)	(6,782)	(9,007)
Cash flows used in investing activities	(601)	(6,782)	(9,007)
Proceeds from issuance of redeemable preferred shares
Reverse Recapitalization		9	19,652
Cash flows from financing activities		9	19,652
Effect of exchange rate changes
Net change in cash and cash equivalents	(140)	(8,923)	6,066
Cash and cash equivalents at beginning of the period	453	9,376	3,310
Cash and cash equivalents at end of the period	$ 313	$ 453	$ 9,376